Stock-based Compensation (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Number of stock option granted to employees or non-employees			129,919	54,915
Number of option to purchase shares	175,466
Purchase of common stock shares vested	34,557
Stock-based compensation expense	$ 98,663	$ 58,559	$ 510,478	$ 74,063